Note 11 - Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]

8.     SUBSEQUENT EVENTS

On July 29, 2014, the Company issued 14,453 shares of its common stock upon conversion of $15,000 of principal and $393 of accrued interest thereon of its 6% Notes originally issued on February 12, 2014.

On July 29, 2014, the Company issued 24,088 shares of its common stock upon conversion of $25,000 of principal and $654 of accrued interest thereon of its 6% Notes originally issued on February 12, 2014.

On September 12, 2014, the Company issued 8% Secured Convertible Notes for gross aggregate proceeds of $500,000. These notes have a maturity of one year from the date of issuance, are secured by the assets of the Company and are convertible at any time into common stock at a conversion price of $1.11 per share or 450,457 shares of common stock. Upon consummation of an underwritten offering of common stock the notes will mandatorily convert into common stock with a value of 115% of the amount of principal purchased or 225,228 shares of common stock. The notes also included a warrant to purchase 50% of the principal value purchased at a purchase price of $2.00 per share for up to five years from the date of closing of the offering.

The Company expects to record a valuation discount of $500,000 that will be amortized to interest expense over the life of the notes. The valuation discount relates to the relative value of the warrants issued with the convertible notes, and the beneficial conversion feature of the notes.   The relative fair value of the warrants issued in connection with 8% Secured Convertible Notes was determined to be $224,644 using the Black-Scholes-Merton option valuation model with the following assumptions; risk-free interest rate of 1.83%; dividend yield of 0%; volatility rate based upon our historical stock price of 136%; and an expected life of five years (statutory term) and vest immediately upon issuance. The Company also determined the beneficial conversion feature to be $275,356 based upon the relative value of the conversion price based upon the historical stock price.

11.    SUBSEQUENT EVENTS

On January 14, 2014 we granted 40,001 warrants to certain investors in an equity placement during August 2013. During January and February 2014, we entered into Securities Purchase Agreements with accredited investors under which the participants purchased, on February 12, 2014, $1,906,500 of our 6% Senior Secured Convertible Notes with 414,456 associated warrants. In connection with this note placement, the Company paid cash commissions of $68,720 and issued 6,535 shares of common stock, with a fair value of $23,395, to an accredited broker that assisted in this note placement. The 6% Notes are secured by a first priority security interest of all assets of the Company and its subsidiaries, including intellectual property. The 6% Notes have a 3 year term and are convertible into common stock at any time at the lesser of i) $2.30 per share and ii) seventy percent of the average of the three lowest daily VWAPs occurring during the 20 consecutive trading days immediately preceding the applicable conversion date. Each purchaser also received a warrant with a 10 year life entitling the holder to purchase common stock representing 50% of the number of conversion shares of the purchased note at $2.30 per share. Additionally, as an incentive, the life of existing warrants held by participants in the Note purchase were extended to ten years from the date of each respective warrant’s original issuance.

The 6% Notes and associated warrants included an anti-dilution provision that allows for the automatic reset of the conversion or exercise price upon any future sale of common stock instruments at or below the current conversion or exercise price, as applicable. We considered the current Financial Accounting Standards Board guidance of “Determining Whether an Instrument Indexed to an Entity’s Own Stock” which indicates that any adjustment to the fixed amount (either conversion price or number of shares) of the instrument regardless of the probability or whether or not within the issuers’ control, means the instrument is not indexed to the issuers own stock. Accordingly, we determined that the conversion price of the 6% Notes and the strike price of the associated warrants contain conversion or exercise prices, as applicable, that may fluctuate based on the occurrence of future offerings or events, and as such are not fixed amounts. As a result, we determined that the conversion features of the 6% Notes and the associated warrants are not considered indexed to our own stock and characterized the fair value of the 6% Notes and the associated warrants as derivative liabilities upon issuance.

Upon issuances, we determined that the fair values of the conversion feature of the 6% Notes and the associated warrants to be approximately $2,951,776 and $ 1,491,780, respectively based upon a weighted average Black-Sholes-Merton calculation. We will record the full value of the derivative as a liability at issuance with an offset to valuation discount, which will be amortized over the life of the 6% Notes. As the aggregate fair value of these liabilities of $4,443,556 exceeded the aggregate 6% Note value of $1,906,500 the excess of the liability over the 6% Note value of $2,537,056 will be considered as a cost of the private placement. Additionally, the Black-Scholes-Merton calculations of the value of each of the warrants immediately before and after the life extension resulted in a valuation increase of an aggregate of $564,849, which will be recorded and an additional cost of the private placement. The derivative liability will be revalued at each subsequent reporting date.

On April 22, 2014, the Company effected a 1 - for - 10 reverse stock split through the amendment of its certificate of incorporation. As a result, all share and per share amounts have been retroactively restated as of the beginning of the earliest period presented to effect the reverse stock split.